File Nos. 33-66088
                                                                       811-7878
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

      Pre-Effective Amendment No.                             [_]

      Post-Effective Amendment No. 16                         [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

      Amendment No. 15                                        [X]

                       (Check appropriate box or boxes.)

                       Dreyfus LifeTime Portfolios, Inc.
              (Exact Name of Registrant as Specified in Charter)


           c/o The Dreyfus Corporation
           200 Park Avenue, New York, New York      10166
           (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

                             Mark N. Jacobs, Esq.
                                200 Park Avenue
                           New York, New York 10166
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b)
      ----
       X   on     FEBRUARY 1, 2004      pursuant to paragraph (b)
              -------------------------
      ----
           60 days after filing pursuant to paragraph (a)(i)
      ----
           on     (DATE)      pursuant to paragraph (a)(i)
              ---------------
      ----
           75 days after filing pursuant to paragraph (a)(ii)
      ----
           on    (DATE)      pursuant to paragraph (a)(ii) of Rule 485
              --------------
      ----

If appropriate, check the following box:

      ---- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

INSERT PROSPECTUS

INSERT SAI


                             DREYFUS LIFETIME PORTFOLIOS, INC.

                                 PART C. OTHER INFORMATION
                                 -------------------------


Item 23.    Exhibits. - List
-------     -----------------------------------------

     (a) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 23, 1993, and Exhibit (1)(b) of Post-Effective Amendment No.4 to the Registration Statement on Form N-1A, filed on March 30, 1995.

     (b) Registrant's By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on January 28, 2000.

     (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 4 to the Registration Statement of Form N-1A, filed on March 30, 1995.

     (e) Distribution Agreement, as amended is incorporated by reference to Exhibit(e) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on January 29, 2001.

     (f)  Forms of Shareholder Services Plan are incorporated by reference to
          Exhibit 9 of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on January 12, 1996.

     (g) Custody Agreement is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 13 to the Registration Statement on form N-1A, filed on January 28, 2002.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 23, 1993.

     (j)  Consent of Independent Auditors.

     (m) Service Plan is incorporated by reference to Exhibit (12) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on March 30, 1995.

     (n)  Rule 18f-3 Plan, as amended is incorporated by reference to Exhibit
          (n) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on January 28, 2000.

     (p)  Code of Ethics.


(PAGE)


Item 23.  Exhibits. - List (continued)
-------   -----------------------------------------

          Other Exhibits
          --------------

                 (a)  Powers of Attorney.

                 (b) Certificate of Secretary is incorporated by reference to other Exhibit(b) of Post Effective Amendment No. 12 filed to the Registration Statement on form N-1A on January 29, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant.
-------   --------------------------------------------------------------

          Not Applicable


Item 25.  Indemnification
-------   ---------------


               Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 and Exhibit (1)(b) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 23, 1993 and March 30, 1995, respectively, and to Section 2-418 of the Maryland General Corporation Law.

               The application of these provisions is limited by Article VIII of the Registrant's By-Laws incorporated by reference to Exhibit (b) of this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed herewith and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:
          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


          Reference also is made to the Amended Distribution Agreement incorporated by reference to Exhibit(e) of Post-Effective Amendment No. 12 filed to the Registration Statement on form N-1A filed on January 29, 2001.

Item 26.  Business and Other Connections of the Investment Adviser.
-------   ----------------------------------------------------

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER


Name and Position
WITH DREYFUS                       OTHER BUSINESSES                        POSITION HELD                 DATES

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++        Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                               President
Chief Investment Officer                                                                                 9/02 - 11/02

                                   Dreyfus Service Corporation++           Senior Vice President         3/00 - Present

                                   Founders Asset Management,              Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,            Chief Investment Officer      2/02 - Present
                                   Inc. ++                                 Director                      2/02 - Present

STEPHEN E. CANTER                  Mellon Financial Corporation+           Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                      Vice Chairman                 6/01 - Present
Chief Operating Officer

                                   Standish Mellon Asset Management        Board Manager                 7/03 - Present
                                   Company, LLC*

                                   Mellon Growth Advisors, LLC*            Board Member                  1/02 - 7/03

                                   Dreyfus Investment                      Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                        Director                      5/95 - 2/02
                                                                           President                     5/95 - 2/02

                                   Newton Management Limited               Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+            Executive Committee           1/99 - 7/03
                                                                           Member

                                   Mellon Equity Associates, LLP+          Executive Committee           1/99 - Present
                                                                           Member

                                   Franklin Portfolio Associates,          Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*      Director                      2/99 - Present

                                   TBCAM Holdings, LLC*                    Director                      2/99 - Present

                                   Mellon Capital Management               Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management               Member, Board of              12/97 - Present
                                   LLC****                                 Managers

                                   The Dreyfus Trust Company+++            Director                      6/95 - Present
                                                                           Chairman                      1/99 - Present
                                                                           President                     1/99 - Present
                                                                           Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,            Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++            Director                      10/01 - Present

                                   Dreyfus Service Corporation++           Executive Vice President      2/97 - Present
                                                                           Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+           Director                      1/01 - Present
Director                                                                   Senior Vice Chairman          1/99 - Present
                                                                           Chief Financial Officer       1/90 - 12/01

                                   Mellon Bank, N.A.+                      Director                      1/01 - Present
                                                                           Senior Vice Chairman          3/98 - Present
                                                                           Chief Financial Officer       1/90 - 12/01

                                   Mellon EFT Services Corporation         Director                      10/98 - 6/02
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services               Director                      1/96 - Present
                                   Corporation #1                          Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Allomon Corporation                     Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Funding Corporation+             Director                      8/87 - Present
                                                                           Chief Executive Officer       8/87 - 6/01
                                                                           President                     8/87 - 6/01

                                   Mellon Overseas Investments             Director                      4/88 - 7/02
                                   Corporation+

                                   Mellon Financial Markets, LLC+          Member                        12/99 - 3/02


                                   Mellon Ventures, Inc. +                 Director                      1/99 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +          Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties, Inc.  President and Director        2/99 - Present
                                   Medford, MA

                                   TBC Securities Co., Inc.                President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *              Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust Company*  Chairman & CEO                1/99 - Present

                                   Newton Management Limited               Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+           Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                     Vice Chairman                 9/01 - Present
                                                                           Exec. Management Group        8/01 - Present
                                                                           Exec. Vice President          4/98 - 9/01

                                   Mellon United National Bank             Director                      11/98 - Present
                                   2875 Northeast 191st Street,
                                   North Miami, FL 33180

                                   Mellon Asset Holdings, Inc. +           President                     3/99 - 12/02
                                                                           Director                      6/99 - 12/02

                                   Mellon Global Investing Corp.+          President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+           Chairman                      1/99 - Present
Director                                                                   Chief Executive Officer       1/99 - Present
                                                                           Director                      1/98 - Present

                                   Mellon Bank, N. A. +                    Chairman                      3/98 - Present
                                                                           Chief Executive Officer       3/98 - Present
                                                                           Director                      1/98 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++        Member, Board of Managers     9/02 - Present
Director and President                                                     Vice President
                                                                                                         9/02 - 11/02

                                   Dreyfus Service Corporation++           Chairman of the Board         4/02 - Present
                                                                           Chief Executive Officer       4/02 - Present
                                                                           Director                      8/00 - Present
                                                                           Executive Vice President      8/00 - 5/02

                                   Dreyfus Service Organization, Inc.      Director                      4/02 - Present

                                   Dreyfus Insurance Agency of             Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management               Member, Board of Managers     5/01 - Present
                                   LLC****

                                   Boston Safe Advisors, Inc. ++           Director                      10/01 - Present

                                   MBSC LLC++                              Manager, Board of Managers    3/03 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+           Vice Chairman                 6/01 - Present
Vice Chairman
and Director
                                   Mellon Bank, N.A. +                     Vice Chairman                 6/01 - Present
                                                                           Senior Vice President         2/97 - 6/01

                                   Mellon Growth Advisors, LLC*            Board Member                  1/02 - 7/03

                                   TBC General Partner, LLC*               President                     7/03 - Present

                                   Standish Mellon Asset Management        Board Member                  7/01 - 7/03
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish Mellon Asset Management        Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, LLC*       Director                      12/00 - Present

                                   Franklin Portfolio Associates,          Director                      4/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                    Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Buck Consultants, Inc.++                Director                      7/97 - Present

                                   Newton Management Limited               Executive Committee           10/98 - Present
                                   London, England                         Member
                                                                           Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.    Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, LLC*                    Director                      1/98 - Present

                                   Fixed Income (MA) Trust*                Trustee                       6/03 - Present

                                   Fixed Income (DE) Trust*                Trustee                       6/03 - Present

                                   Boston Safe Advisors, Inc. ++           Chairman                      6/97 - 10/01
                                                                           Director                      2/97 - 10/01

                                   Pareto Partners                         Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management               Director                      2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**           Director                      2/97 - 7/03

                                   Mellon Bond Associates, LLP+            Executive Committee Member    1/98 - 7/03
                                                                           Chairman
                                                                                                         1/98 - 7/03

                                   Mellon Equity Associates, LLP+          Executive Committee Member    1/98 - Present
                                                                           Chairman
                                                                                                         1/98 - Present

                                   Mellon Global Investing Corp.*          Director                      5/97 - Present
                                                                           Chairman                      5/97 - Present
                                                                           Chief Executive Officer       5/97 - Present

                                   Mellon - France Corporation*            Director                      3/97 - 8/01

J. DAVID OFFICER                   Dreyfus Service Corporation++           President                     3/00 - Present
Vice Chairman                                                              Director                      3/99 - Present
and Director
                                   MBSC, LLC++                             Manager, Board of Managers    4/02 - Present
                                                                           President
                                                                                                         4/02 - Present
                                   Boston Safe Advisors, Inc. ++           Director                      10/01 - Present

                                   Dreyfus Transfer, Inc. ++               Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,           Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of             Director                      5/98 - Present
                                   Massachusetts, Inc.++

                                   Dreyfus Brokerage Services, Inc.        Chairman                      3/99 - 1/02
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++          Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +      Director                      4/97 - Present

                                   Mellon Bank, N.A.+                      Executive Vice President      2/94 - Present

                                   Mellon United National Bank             Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Dreyfus Financial Services Corp. +      Director                      9/96 - 4/02
                                                                           Chairman                      6/99 - 4/02
                                                                           Chief Executive Officer       6/99 - 4/02

                                   Dreyfus Investment Services Company     Manager                       11/01 - 12/02
                                   LLC+                                    Chairman                      11/01 - 12/02
                                                                           Chief Executive Officer       11/01 - 12/02

                                   Dreyfus Investment Services             Director                      4/96 - 11/01
                                   Corporation+                            Chairman                      6/99 - 11/01
                                                                           Chief Executive Officer       6/99 - 11/01


RICHARD W. SABO                    Founders Asset Management               President                     12/98 - Present
Director                           LLC****                                 Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++         Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                      Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary
                                   The Dreyfus Trust Company+++            Director                      3/96 - Present

                                   The TruePenny Corporation++             President                     10/98 - Present
                                                                           Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++        Member, Board of Managers     9/02 - Present
Controller                                                                 Vice President and
                                                                           Treasurer                     9/02 - Present

                                   The Dreyfus Trust Company+++            Chief Financial Officer       3/99 - Present
                                                                           Treasurer                     9/98 - Present
                                                                           Director                      3/97 - Present

                                   Dreyfus Financial Services Corporation  Director                      3/02 - 4/02

                                   MBSC, LLC++                             Chief Financial Officer       4/02 - Present
                                                                           Manager, Board of Managers    4/02 - Present

                                   Boston Safe Advisors, Inc. ++           Chief Financial Officer and   10/01 - Present
                                                                           Director

                                   Dreyfus Service Corporation++           Chief Financial Officer       12/98 - Present
                                                                           Director                      8/00 - Present

                                   Dreyfus Consumer Credit                 Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment                      Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                   Vice President                10/98 - 2/03
                                   c/o Mellon Corporation                  Director                      2/02 - 2/03
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++             Vice President                10/98 - Present
                                                                           Director                      2/02 - Present
                                                                           Treasurer                     5/00 - Present

                                   Dreyfus Transfer, Inc. ++               Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                         Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of             Treasurer                     3/99 - Present
                                   Massachusetts, Inc. ++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++        Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++           Vice President - Tax          10/96 - Present

                                   MBSC, LLC++                             Vice President - Tax          4/02 - Present

                                   The Dreyfus Consumer Credit             Chairman                      6/99 - Present
                                   Corporation ++                          President                     6/99 - Present

                                   Dreyfus Investment Advisors,            Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,           Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       Boston Safe Advisers, Inc.              Chief Operating Officer       3/03 - Present
Vice President

RAYMOND J. VAN COTT                Mellon Bank, N.A.+                      Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++             Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++           Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                      Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                         Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit             Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++               Vice President                2/97 - Present
Assistant Secretary                                                        Director                      2/97 - Present
                                                                           Secretary                     2/97 - Present

                                   Dreyfus Service                         Secretary                     7/98 - Present
                                   Organization, Inc.++

*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.



Item 27.    Principal Underwriters
________    ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)   CitizensSelect Funds
2)   Dreyfus A Bonds Plus, Inc.
3)   Dreyfus Appreciation Fund, Inc.
4)   Dreyfus Balanced Fund, Inc.
5)   Dreyfus BASIC Money Market Fund, Inc.
6)   Dreyfus BASIC U.S. Mortgage Securities Fund
7)   Dreyfus BASIC U.S. Government Money Market Fund
8)   Dreyfus Bond Funds, Inc.
9)   Dreyfus California Intermediate Municipal Bond Fund
10)  Dreyfus California Tax Exempt Bond Fund, Inc.
11)  Dreyfus California Tax Exempt Money Market Fund
12)  Dreyfus Cash Management
13)  Dreyfus Cash Management Plus, Inc.
14)  Dreyfus Connecticut Intermediate Municipal Bond Fund
15)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)  Dreyfus Fixed Income Securities
17)  Dreyfus Florida Intermediate Municipal Bond Fund
18)  Dreyfus Florida Municipal Money Market Fund
19)  Dreyfus Founders Funds, Inc.
20)  The Dreyfus Fund Incorporated
21)  Dreyfus GNMA Fund, Inc.
22)  Dreyfus Government Cash Management Funds
23)  Dreyfus Growth and Income Fund, Inc.
24)  Dreyfus Growth and Value Funds, Inc.
25)  Dreyfus Growth Opportunity Fund, Inc.
26)  Dreyfus Index Funds, Inc.
27)  Dreyfus Institutional Cash Advantage Funds
28)  Dreyfus Institutional Money Market Fund
29)  Dreyfus Institutional Preferred Money Market Funds
30)  Dreyfus Insured Municipal Bond Fund, Inc.
31)  Dreyfus Intermediate Municipal Bond Fund, Inc.
32)  Dreyfus International Funds, Inc.
33)  Dreyfus Investment Grade Funds, Inc.
34)  Dreyfus Investment Portfolios
35)  The Dreyfus/Laurel Funds, Inc.
36)  The Dreyfus/Laurel Funds Trust
37)  The Dreyfus/Laurel Tax-Free Municipal Funds
38)  Dreyfus LifeTime Portfolios, Inc.
39)  Dreyfus Liquid Assets, Inc.
40)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)  Dreyfus Massachusetts Municipal Money Market Fund
42)  Dreyfus Massachusetts Tax Exempt Bond Fund
43)  Dreyfus Midcap Index Fund, Inc.
44)  Dreyfus Money Market Instruments, Inc.
45)  Dreyfus Municipal Bond Fund, Inc.
46)  Dreyfus Municipal Cash Management Plus
47)  Dreyfus Municipal Funds, Inc.
48)  Dreyfus Municipal Money Market Fund, Inc.
49)  Dreyfus New Jersey Intermediate Municipal Bond Fund
50)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
51)  Dreyfus New York Municipal Cash Management
52)  Dreyfus New York Tax Exempt Bond Fund, Inc.
53)  Dreyfus New York Tax Exempt Intermediate Bond Fund
54)  Dreyfus New York Tax Exempt Money Market Fund
55)  Dreyfus U.S. Treasury Intermediate Term Fund
56)  Dreyfus U.S. Treasury Long Term Fund
57)  Dreyfus 100% U.S. Treasury Money Market Fund
58)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59)  Dreyfus Pennsylvania Municipal Money Market Fund
60)  Dreyfus Premier California Municipal Bond Fund
61)  Dreyfus Premier Equity Funds, Inc.
62)  Dreyfus Premier Fixed Income Funds
63)  Dreyfus Premier International Funds, Inc.
64)  Dreyfus Premier GNMA Fund
65)  Dreyfus Premier Municipal Bond Fund
66)  Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67)  Dreyfus Premier New Leaders Fund, Inc.
68)  Dreyfus Premier New York Municipal Bond Fund
69)  Dreyfus Premier Opportunity Funds
70)  Dreyfus Premier State Municipal Bond Fund
71)  Dreyfus Premier Stock Funds
72)  The Dreyfus Premier Third Century Fund, Inc.
73)  Dreyfus Premier Value Equity Funds
74)  Dreyfus Premier Worldwide Growth Fund, Inc.
75)  Dreyfus Short-Intermediate Government Fund
76)  Dreyfus Short-Intermediate Municipal Bond Fund
77)  The Dreyfus Socially Responsible Growth Fund, Inc.
78)  Dreyfus Stock Index Fund, Inc.
79)  Dreyfus Tax Exempt Cash Management
80)  Dreyfus Treasury Cash Management
81)  Dreyfus Treasury Prime Cash Management
82)  Dreyfus Variable Investment Fund
83)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
84)  General California Municipal Bond Fund, Inc.
85)  General California Municipal Money Market Fund
86)  General Government Securities Money Market Funds, Inc.
87)  General Money Market Fund, Inc.
88)  General Municipal Bond Fund, Inc.
89)  General Municipal Money Market Funds, Inc.
90)  General New York Municipal Bond Fund, Inc.
91)  General New York Municipal Money Market Fund
92)  Mellon Funds Trust



((b)

                                                                                                 Positions
Name and principal                                                                               and Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------

Michael G. Millard *                  Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
J. Charles Cardona *                  Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
James Neiland*                        Executive Vice President and Director                      None
Irene Papadoulis **                   Executive Vice President and Director                      None
Prasanna Dhore *                      Executive Vice President                                   None
Noreen Ross *                         Executive Vice President                                   None
Matthew R. Schiffman *                Executive Vice President and Director                      None
William H. Maresca *                  Chief Financial Officer and Director                       None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      Executive Vice
                                                                                                 President
Lawrence S. Kash *                    Senior Vice President                                      None
Walter Kress *                        Senior Vice President                                      None
Matthew Perrone **                    Senior Vice President                                      None
Bradley J. Skapyak *                  Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President                                             Anti-Money
                                                                                                 Laundering
                                                                                                 Compliance Officer
Tracy Hopkins *                       Vice President                                             None
Donna Impagliazzo *                   Vice President                                             None
Mary Merkle *                         Vice President                                             None
Paul Molloy *                         Vice President                                             None
James Muir *                          Vice President                                             None
Anthony Nunez *                       Vice President - Finance                                   None
Gary Pierce *                         Vice President - Finance                                   None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
John Shea *                           Vice President - Finance                                   None
Susan Verbil *                        Vice President - Finance                                   None
William Verity *                      Vice President - Finance                                   None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None

*   Principal business address is 200 Park Avenue, New York, NY 10166.
**  Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.






Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

               2.     Boston Financial Services, Inc.
                      One American Express Plaza
                      Providence, Rhode Island 02903

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None



                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of January, 2004.

                  DREYFUS LIFETIME PORTFOLIOS, INC.

           BY:   /s/Stephen E. Canter*
                 --------------------------------
                 Stephen E. Canter, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                            Title                        Date
--------------------------          -------------------------------    ---------

/s/Stephen E. Canter*                 President (Principal             01/28/04
--------------------------------      Executive Officer)
Stephen E. Canter


/s/James Windels*                     Treasurer (Principal Financial   01/28/04
--------------------------------      and Accounting Officer)
James Windels


/s/ Joseph S. DiMartino*               Chairman of the Board           01/28/04
---------------------------------
Joseph S. DiMartino


/s/Clifford L. Alexander, Jr.*         Director                        01/28/04
--------------------------------
Clifford L. Alexander


/s/Lucy Wilson Benson*                 Director                        01/28/04
--------------------------------
Lucy Wilson Benson


/s/David W. Burke*                     Director                        01/28/04
--------------------------------
David W. Burke


/s/Whitney I. Gerard*                  Director                        01/28/04
--------------------------------
Whitney I. Gerard


/s/Arthur A. Hartman*                  Director                        01/28/04
--------------------------------
Arthur A. Hartman


/s/George L. Perry*                    Director                        01/28/04
--------------------------------
George L. Perry


*BY:       /s/Robert R. Mullery
           --------------------------
           Robert R. Mullery,
           Attorney-in-Fact


                        DREYFUS LIFETIME PORTFOLIOS, INC.

                                INDEX OF EXHIBITS


(j)   Consent of Independent Auditors.

Other Exhibits:

(a)   Powers of Attorney

(b)   Code of Ethics